PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment and leases (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	[1]	$ 12,226	$ 9,591
Investments		10,739	4,657
Divestments		(5,600)	(960)
Depreciation charges		(3,225)	(2,920)
Depreciation of disinvestment		60	945
Movement in property, plant and equipment		996	2,635
Property, plant and equipment at end of period		13,222	12,226	[1]
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		27,744	21,823
Internal transfer		0	0
Transfer to software		(175)
Currency translation - accumulated depreciation		(2,150)	2,224
Property, plant and equipment at end of period		30,558	27,744
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(15,518)	(12,232)
Internal transfer		0	0
Transfer to software		78
Currency translation - accumulated depreciation		1,269	(1,311)
Property, plant and equipment at end of period		(17,336)	(15,518)
Land and land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		33	30
Investments		0	0
Divestments		0	0
Depreciation charges		0	0
Depreciation of disinvestment		0	0
Movement in property, plant and equipment		(2)	3
Property, plant and equipment at end of period		31	33
Land and land improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		33	30
Internal transfer		0	0
Transfer to software		0
Currency translation - accumulated depreciation		(2)	3
Property, plant and equipment at end of period		31	33
Land and land improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0	0
Internal transfer		0	0
Transfer to software		0
Currency translation - accumulated depreciation		0	0
Property, plant and equipment at end of period		0	0
Operational facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,140	3,308
Investments		27	117
Divestments		(2)	(56)
Depreciation charges		(455)	(340)
Depreciation of disinvestment		2	55
Movement in property, plant and equipment		(779)	(168)
Property, plant and equipment at end of period		2,361	3,140
Operational facilities | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		6,170	5,795
Internal transfer		(544)	(225)
Transfer to software		0
Currency translation - accumulated depreciation		(451)	539
Property, plant and equipment at end of period		5,200	6,170
Operational facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(3,030)	(2,487)
Internal transfer		408	0
Transfer to software		0
Currency translation - accumulated depreciation		236	(258)
Property, plant and equipment at end of period		(2,839)	(3,030)
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		300	12
Investments		457	40
Divestments		0	(465)
Depreciation charges		(86)	(237)
Depreciation of disinvestment		0	465
Movement in property, plant and equipment		3,371	288
Property, plant and equipment at end of period		3,671	300
Leasehold Improvement | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2,476	2,223
Internal transfer		3,097	465
Transfer to software		0
Currency translation - accumulated depreciation		(324)	213
Property, plant and equipment at end of period		5,706	2,476
Leasehold Improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(2,176)	(2,211)
Internal transfer		61	0
Transfer to software		0
Currency translation - accumulated depreciation		166	(193)
Property, plant and equipment at end of period		(2,035)	(2,176)
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,216	1,876
Investments		1,206	119
Divestments		(20)	0
Depreciation charges		(2,004)	(898)
Depreciation of disinvestment		4	0
Movement in property, plant and equipment		3,052	(660)
Property, plant and equipment at end of period		4,268	1,216
Manufacturing equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		6,591	5,903
Internal transfer		7,977	0
Transfer to software		0
Currency translation - accumulated depreciation		(914)	569
Property, plant and equipment at end of period		14,840	6,591
Manufacturing equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(5,375)	(4,027)
Internal transfer		(3,871)	0
Transfer to software		0
Currency translation - accumulated depreciation		674	(450)
Property, plant and equipment at end of period		(10,572)	(5,375)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,665	4,023
Investments		952	1,522
Divestments		(131)	(439)
Depreciation charges		(680)	(1,445)
Depreciation of disinvestment		54	425
Movement in property, plant and equipment		(2,397)	642
Property, plant and equipment at end of period		2,268	4,665
Other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		9,602	7,530
Internal transfer		(5,743)	267
Transfer to software		(175)
Currency translation - accumulated depreciation		(347)	722
Property, plant and equipment at end of period		4,158	9,602
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(4,937)	(3,507)
Internal transfer		3,402	0
Transfer to software		78
Currency translation - accumulated depreciation		193	(410)
Property, plant and equipment at end of period		(1,890)	(4,937)
Asset under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2,872	342
Investments		8,097	2,859
Divestments		(5,447)	0
Depreciation charges		0	0
Depreciation of disinvestment		0	0
Movement in property, plant and equipment		(2,249)	2,530
Property, plant and equipment at end of period		623	2,872
Asset under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2,872	342
Internal transfer		(4,787)	(507)
Transfer to software		0
Currency translation - accumulated depreciation		(112)	178
Property, plant and equipment at end of period		623	2,872
Asset under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0	0
Internal transfer		0	0
Transfer to software		0
Currency translation - accumulated depreciation		0	0
Property, plant and equipment at end of period		$ 0	$ 0

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.